ACQUISITION OF INDIEFLIX GROUP, INC. (Details) - Indiex Flix [Member] - $ / shares	Feb. 28, 2022	Nov. 30, 2021
Weighted average expected number of shares to vest
Low Case	150,000	150,000
Base Case	600,000	600,000
High Case	280,000	280,000
Expected number of shares to vest	1,030,000	1,030,000
Liquid share price	$ 0.68	$ 1.24